Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Our organization integrates cybersecurity risk management into our overall risk management strategy. Our enterprise risk management includes an integrated quarterly risk assessment procedure to identify and address material risks to the Company's information technology infrastructure. This includes conducting periodic risk assessments to identify potential cybersecurity threats, using input from external cybersecurity resources as appropriate, and evaluation of cybersecurity risks associated with third-party service providers. Our cybersecurity program includes risk-based policies, standards and procedures designed to manage material cybersecurity risks and evolving threats. We use a layered security approach and periodically evaluate control effectiveness through activities such as penetration testing and simulations. We leverage third-party security monitoring and response services to support our cybersecurity operations. We provide periodic cybersecurity awareness training for employees. We also maintain cybersecurity insurance; however, such insurance may be subject to coverage limits, exclusions, and deductibles and may not cover all losses or liabilities arising from a cybersecurity incident.

Governance

Our Board of Directors, through its Audit Committee, oversees cybersecurity risk management and receives periodic updates from management. In 2024, we appointed a certified Information Security Manager responsible for overseeing our information security and cybersecurity programs and providing periodic updates to the Audit Committee. Management is responsible for implementing cybersecurity controls, monitoring for and responding to incidents, and escalating cybersecurity matters to the Audit Committee as appropriate.
As of the date of this report, based on management’s assessment, we are not aware of any cybersecurity incidents that have materially affected, or are reasonably likely to materially affect, the Company, including our business strategy, results of operations, or financial condition.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our organization integrates cybersecurity risk management into our overall risk management strategy. Our enterprise risk management includes an integrated quarterly risk assessment procedure to identify and address material risks to the Company's information technology infrastructure. This includes conducting periodic risk assessments to identify potential cybersecurity threats, using input from external cybersecurity resources as appropriate, and evaluation of cybersecurity risks associated with third-party service providers. Our cybersecurity program includes risk-based policies, standards and procedures designed to manage material cybersecurity risks and evolving threats. We use a layered security approach and periodically evaluate control effectiveness through activities such as penetration testing and simulations. We leverage third-party security monitoring and response services to support our cybersecurity operations. We provide periodic cybersecurity awareness training for employees. We also maintain cybersecurity insurance; however, such insurance may be subject to coverage limits, exclusions, and deductibles and may not cover all losses or liabilities arising from a cybersecurity incident.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board of Directors, through its Audit Committee, oversees cybersecurity risk management and receives periodic updates from management.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Audit Committee,
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	In 2024, we appointed a certified Information Security Manager responsible for overseeing our information security and cybersecurity programs and providing periodic updates to the Audit Committee. Management is responsible for implementing cybersecurity controls, monitoring for and responding to incidents, and escalating cybersecurity matters to the Audit Committee as appropriate.
Cybersecurity Risk Role of Management [Text Block]
Our Board of Directors, through its Audit Committee, oversees cybersecurity risk management and receives periodic updates from management. In 2024, we appointed a certified Information Security Manager responsible for overseeing our information security and cybersecurity programs and providing periodic updates to the Audit Committee. Management is responsible for implementing cybersecurity controls, monitoring for and responding to incidents, and escalating cybersecurity matters to the Audit Committee as appropriate.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	In 2024, we appointed a certified Information Security Manager responsible for overseeing our information security and cybersecurity programs and providing periodic updates to the Audit Committee. Management is responsible for implementing cybersecurity controls, monitoring for and responding to incidents, and escalating cybersecurity matters to the Audit Committee as appropriate.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	In 2024, we appointed a certified Information Security Manager responsible for overseeing our information security and cybersecurity programs and providing periodic updates to the Audit Committee.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	In 2024, we appointed a certified Information Security Manager responsible for overseeing our information security and cybersecurity programs and providing periodic updates to the Audit Committee. Management is responsible for implementing cybersecurity controls, monitoring for and responding to incidents, and escalating cybersecurity matters to the Audit Committee as appropriate.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true